Insurance Contracts - Summary of Sensitivity to Insurance Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
KB Insurance Co., Ltd. | Non-life insurance | Lapse ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 337,969	₩ 351,205
KB Insurance Co., Ltd. | Non-life insurance | Loss ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 6,065,429	₩ 5,203,896
KB Insurance Co., Ltd. | Non-life insurance | Expense ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 503,132	₩ 388,406
KB Insurance Co., Ltd. | Non-life insurance | Discount rate
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	(0.50%)	(0.50%)
Effect on LAT	₩ 1,985,421	₩ 2,097,400
KB Life Insurance Co., Ltd. | Life insurance | Lapse ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 82,811	₩ 51,370
KB Life Insurance Co., Ltd. | Life insurance | Claim ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 50,899	₩ 31,020
KB Life Insurance Co., Ltd. | Life insurance | Expense ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 53,511	₩ 33,616
KB Life Insurance Co., Ltd. | Life insurance | Discount rate
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	(0.50%)	(0.50%)
Effect on LAT	₩ 482,638	₩ 511,913
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Lapse ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 114,427	₩ 158,219
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Claim ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 571,446	₩ 719,689
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Expense ratio
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	10.00%	10.00%
Effect on LAT	₩ 157,924	₩ 213,675
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Discount rate
Disclosure Of Sensitivity Analysis Of Non Life Insurance Risk [Line Items]
Assumption change	(0.50%)	(0.50%)
Effect on LAT	₩ 1,563,571	₩ 1,687,116